INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					21.00%	21.00%
Deferred tax assets, valuation allowance					$ 7,324,000
Income tax expense (benefit)		$ (287,000)		$ (814,000)	(709,000)	$ 1,611,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards					$ 16,140,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					80.00%
Deferred Tax Assets, Tax Credit Carryforwards, Research					$ 200
Expiration year					2042
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards					$ 6,747,000